Related Parties Transactions and Balances	12 Months Ended
Dec. 31, 2019
Related Parties Transactions and Balances [Abstract]
RELATED PARTIES TRANSACTIONS AND BALANCES
NOTE 23 -	RELATED PARTIES TRANSACTIONS AND BALANCES:

For 2017, the Company did not take into account any dilutive instruments (contingent consideration, convertible debentures, derivative financial instruments, the share options, options to employees and anti-dilution mechanism) since their effect, on a fully diluted basis, is anti-dilutive.

"Related Parties" - As defined in IAS 24, "Related Party Disclosures" ("IAS 24").

Key management personnel - included together with other entities in the said definition of "related parties" in IAS 24, include the members of the Board of Directors and senior executives.

a.	Transactions with related parties:

1)	Compensation to related parties:

	Year ended December 31
	2019	2018	2017
	U.S. dollars in thousands
Payroll, bonuses, share based compensation and related expenses to interested parties employed by the Company	320	285	234
Management fees, consulting fees and bonuses to interested parties hired by the Company	336	185	344
Compensation to directors who are not employed by the Company	80	66	57

2)	Compensation to key management personnel:

The compensation paid to key management personnel for work services they provide to the Company is as follows:

	Year ended December 31
	2019	2018	2017
	U.S. dollars in thousands
Payroll and other short-term benefits	1,385	1,573	1,073
Bonuses and commissions	173	146	178
Advisory fees	-	-	73
Management fees	336	185	222
Share-based payments	226	219	665
	2,120	2,123	2,211

b.	Other transactions with related parties:

1)	As part of the ongoing running of its business, the Company receives management services from the current Chairman of the Board of Directors and from a director who served as the Chairman of the Board of Directors until January 20, 2019 and was a controlling party until January 2018, in consideration for a monthly payment of approximately $9 thousand and $15 thousand, respectively. In the years 2019, 2018 and 2017, the total amounts in respect of these engagements amounted to $336, $185 and $222 thousand, respectively. As of December 31, 2019 and 2018, the payable balance amounted to $90 and $15 thousand, respectively.

2)	During 2017, the Company employed related parties of the then controlling party of the Company. The total amounts relating to those commitments amounted to $121 thousand. As of December 31, 2017, the payable balance amounted to $12 thousand.

3)	During 2018 and 2017, the Company paid certain amounts to a subsidiary of then a related party. The amounts were paid in respect of participation in revenues from services provided to a customer, including maintenance and support services. The total amount paid in the 12 months ended December 31, 2018 and 2017, were $10 thousand for each year.